Supplement Dated June 10, 2022
To The Updating Summary Prospectuses Dated April 25, 2022 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITYSM,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES,
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®
Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITYSM,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®,
and PERSPECTIVE L SERIESSM FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced updating summary prospectuses. Please read and keep it together with your updating summary prospectus for future reference. To obtain an additional copy of an updating summary prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com. For Jackson of NY contracts, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your updating summary prospectus, in order to reflect a recent sub-sub-adviser change:

➢    Effective June 2, 2022, for the JNL Multi-Manager Alternative Fund, Western Asset Management Company Pte. Ltd. is added as a sub-sub-adviser in the column titled “Fund and Manager (and Sub-Adviser, if applicable).”
______________________________
(To be used with JMV23537USP 04/22, JMV21086USP 04/22, JMV23538USP 04/22, JMV25288USP 04/22, JMV21451USP 04/22, JMV18691USP 04/22, JMV21452USP 04/22, VC5869USP 04/22, JMV8037USP 04/22, JMV8037BEUSP 04/22, JMV18692USP 04/22, JMV7697USP 04/22, VC5890USP 04/22, VC4224USP 04/22, FVC4224FTUSP 04/22, JMV8798USP 04/22, JMV9476USP 04/22, JMV16966USP 04/22, JMV9476WFUSP 04/22, VC3656USP 04/22, VC5995USP 04/22, JMV2731USP 04/22, JMV23537NYUSP 04/22, JMV21086NYUSP 04/22, JMV23538NYUSP 04/22, JMV25288NYUSP 04/22, JMV21451NYUSP 04/22, JMV18691NYUSP 04/22, JMV8037NYUSP 04/22, JMV8037BENYUSP 04/22, JMV7697NYUSP 04/22, NV5890USP 04/22, NV4224USP 04/22, JMV9476NYUSP 04/22, JMV16966NYUSP 04/22, and JMV9476WFNYUSP 04/22)

CMV101164 06/22